UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund
Class I shares (ARSOX)

Aristotle International Equity Fund
Class I shares (ARSFX)

Aristotle Strategic Credit Fund
Class I shares (ARSSX)

Aristotle Small Cap Equity Fund
Class I shares (ARSBX)

SEMI-ANNUAL REPORT
June 30, 2016

Aristotle/Saul Global Opportunities Fund
Aristotle International Equity Fund
Aristotle Strategic Credit Fund
Aristotle Small Cap Equity Fund
Each a series of Investment Managers Series Trust

Table of Contents

Aristotle/Saul Global Opportunities Fund
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Aristotle International Equity Fund
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Aristotle Strategic Credit Fund
Schedule of Investments	17
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
Aristotle Small Cap Equity Fund
Schedule of Investments	28
Statement of Assets and Liabilities	33
Statement of Operations	34
Statement of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	37
Supplemental Information	48
Expense Examples	51

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.1%
	COMMUNICATIONS – 2.0%
54,100	KDDI Corp.	$1,630,885

	CONSUMER DISCRETIONARY – 3.5%
17,700	Cie Financiere Richemont S.A.	1,028,648
37,800	Lennar Corp. - Class A	1,742,580
		2,771,228
	CONSUMER STAPLES – 13.1%
17,800	Diageo PLC - ADR	2,009,264
48,800	Mondelez International, Inc. - Class A	2,220,888
484,000	Stock Spirits Group PLC	1,038,938
39,700	Toyo Suisan Kaisha Ltd.	1,591,614
35,000	Unilever N.V.	1,642,900
23,700	Walgreens Boots Alliance, Inc.	1,973,499
		10,477,103
	ENERGY – 8.4%
120,100	Cameco Corp.	1,317,497
39,900	Canadian Natural Resources Ltd.	1,230,117
93,500	Peyto Exploration & Development Corp.	2,509,737
20,600	Schlumberger Ltd.	1,629,048
		6,686,399
	FINANCIALS – 8.8%
22,500	Ameriprise Financial, Inc.	2,021,625
120,000	Bank of America Corp.	1,592,400
44,200	Erste Group Bank A.G.	996,229
42,100	PayPal Holdings, Inc.*	1,537,071
278,000	Uranium Participation Corp.*	867,136
		7,014,461
	HEALTH CARE – 14.5%
174,100	Astellas Pharma, Inc.	2,697,526
55,300	Baxter International, Inc.	2,500,666
25,300	Danaher Corp.	2,555,300
181,000	Hypermarcas S.A.	1,315,114
28,850	Medtronic PLC	2,503,314
		11,571,920
	INDUSTRIALS – 7.8%
125,700	Experian PLC	2,362,732
88,000	Kubota Corp.	1,165,351
67,500	Kurita Water Industries Ltd.	1,489,033

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
25,600	Oshkosh Corp.	$1,221,376
		6,238,492
	MATERIALS – 18.0%
59,300	Agnico Eagle Mines Ltd.	3,172,550
1,050,000	Centamin PLC	1,843,650
1,000	Givaudan S.A.	2,003,072
12,300	Martin Marietta Materials, Inc.	2,361,600
134,800	Newcrest Mining Ltd.*	2,312,351
291,600	Sandfire Resources NL	1,137,431
186,000	Toray Industries, Inc.	1,565,956
		14,396,610
	TECHNOLOGY – 8.1%
24,600	Dassault Systemes	1,864,042
45,700	Microsoft Corp.	2,338,469
2,210	Samsung Electronics Co., Ltd.	2,269,766
		6,472,277
	UTILITIES – 1.9%
27,000	National Fuel Gas Co.	1,535,760

	TOTAL COMMON STOCKS (Cost $62,686,796)	68,795,135

Principal Amount

	CORPORATE BOND – 0.0%
$1,320,000	Arch Coal, Inc. 8.000%, 1/15/2019[1,2,4]	36,300

	TOTAL CORPORATE BONDS (Cost $907,024)	36,300

Number of Shares

	SHORT-TERM INVESTMENTS – 15.0%
11,995,188	Federated Prime Obligations Fund - Institutional Shares, 0.416%[3]	11,995,188

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,995,188)	11,995,188

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 101.1% (Cost $75,589,008)	$80,826,623
Liabilities in Excess of Other Assets – (1.1)%	(894,124)

TOTAL NET ASSETS – 100.0%	$79,932,499

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,300.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Security is in default.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Australian Dollars	AUD per USD	September 09, 2016	(1,077,216)	(794,000)	(801,301)	(7,301)
Australian Dollars	AUD per USD	December 01, 2016	(1,067,939)	(763,527)	(792,091)	(28,564)
British Pound	GBP per USD	September 09, 2016	(1,032,401)	(1,467,000)	(1,375,361)	91,639
British Pound	GBP per USD	December 01, 2016	(1,375,379)	(2,024,325)	(1,834,272)	190,053
Canadian Dollars	CAD per USD	September 09, 2016	(2,497,817)	(1,874,000)	(1,933,591)	(59,591)
Canadian Dollars	CAD per USD	December 01, 2016	(3,035,283)	(2,329,736)	(2,349,804)	(20,068)
Euro	EUR per USD	July 11, 2016	(1,269,628)	(1,386,022)	(1,409,560)	(23,538)
Euro	EUR per USD	September 09, 2016	(429,865)	(475,200)	(478,326)	(3,126)
Euro	EUR per USD	December 01, 2016	(383,944)	(430,707)	(428,628)	2,079
Japanese Yen	JPY per USD	September 09, 2016	(62,798,669)	(553,400)	(609,699)	(56,299)
Japanese Yen	JPY per USD	December 01, 2016	(478,144,492)	(4,365,807)	(4,658,348)	(292,541)
Swiss Franc	CHF per USD	July 11, 2016	(1,049,260)	(1,060,408)	(1,075,290)	(14,882)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(17,524,132)	$(17,746,271)	$(222,139)

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen
CHF - Swiss Franc

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	18.0%
Health Care	14.5%
Consumer Staples	13.1%
Financials	8.8%
Energy	8.4%
Technology	8.1%
Industrials	7.8%
Consumer Discretionary	3.5%
Communications	2.0%
Utilities	1.9%
Total Common Stocks	86.1%
Corporate Bond
Energy	0.0%
Short-Term Investments	15.0%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $75,589,008)	$80,826,623
Receivables:
Investment securities sold	14,984
Fund shares sold	7,330
Unrealized appreciation on forward foreign currency exchange contracts	283,771
Dividends and interest	154,203
Prepaid expenses	12,543
Total assets	81,299,454

Liabilities:
Payables:
Investment securities purchased	571,001
Unrealized depreciation on forward foreign currency exchange contracts	505,910
Fund shares redeemed	149,987
Advisory fees	48,543
Fund accounting fees	18,234
Transfer agent fees and expenses	17,030
Custody fees	16,146
Fund administration fees	14,264
Auditing fees	9,006
Trustees' fees and expenses	3,435
Chief Compliance Officer fees	822
Accrued other expenses	12,577
Total liabilities	1,366,955

Net Assets	$79,932,499

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$78,224,655
Accumulated net investment income	107,751
Accumulated net realized loss on investments and foreign currency transactions	(3,414,700)
Net unrealized appreciation (depreciation) on:
Investments	5,237,615
Forward foreign currency exchange contracts	(222,139)
Foreign currency translations	(683)
Net Assets	$79,932,499

Class I:
Shares of beneficial interest issued and outstanding	7,106,509
Net asset value per share	$11.25

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends and Interest (net of foreign withholding taxes of $38,968)	$536,421
Total investment income	536,421

Expenses:
Advisory fees	300,788
Fund administration fees	37,065
Transfer agent fees and expenses	32,463
Fund accounting fees	32,105
Custody fees	18,426
Auditing fees	10,006
Legal fees	9,682
Registration fees	9,601
Trustees' fees and expenses	6,381
Miscellaneous	5,399
Shareholder reporting fees	4,762
Chief Compliance Officer fees	2,455
Insurance fees	499
Total expenses	469,632
Advisory fees waived	(102,002)
Net expenses	367,630
Net investment income	168,791

Realized and Unrealized Gain (Loss) on Investments, Forward foreign currency exchange contracts and Foreign Currency:
Net realized loss on:
Investments	(1,311,055)
Forward foreign currency exchange contracts	(331,282)
Foreign currency transactions	(4,541)
Net realized loss	(1,646,878)
Net change in unrealized appreciation/depreciation on:
Investments	8,305,473
Forward foreign currency exchange contracts	(405,601)
Foreign currency translations	(94)
Net change in unrealized appreciation/depreciation	7,899,778
Net realized and unrealized gain on investments,
forward foreign currency exchange contracts and foreign currency	6,252,900
Net Increase in Net Assets from Operations	$6,421,691

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$168,791	$537,281
Net realized loss on investments, forward foreign currency exchange contracts
and foreign currency transactions	(1,646,878)	(898,146)
Net change in unrealized appreciation/depreciation on investments,
forward foreign currency exchange contracts and foreign currency translations	7,899,778	(2,127,328)
Net increase (decrease) in net assets resulting from operations	6,421,691	(2,488,193)

Distributions to Shareholders:
From net investment income	(122,361)	(783,280)
Total distributions to shareholders	(122,361)	(783,280)

Capital Transactions:
Class I:
Net proceeds from shares sold	18,742,956	33,122,233
Reinvestment of distributions	66,216	535,769
Cost of shares redeemed[1]	(7,864,579)	(14,357,068)
Net increase in net assets from capital transactions	10,944,593	19,300,934

Total increase in net assets	17,243,923	16,029,461

Net Assets:
Beginning of period	62,688,576	46,659,115
End of period	$79,932,499	$62,688,576

Accumulated net investment income	$107,751	$61,321

Capital Share Transactions:
Class I:
Shares sold	1,743,454	3,038,473
Shares reinvested	6,087	53,072
Shares redeemed	(747,224)	(1,382,673)
Net increase in capital share transactions	1,002,317	1,708,872

[1]	Net of redemption fee proceeds of $236 and $3,065, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Period March 30, 2012* through December 31, 2012
Net asset value, beginning of period	$10.27		$10.62		$11.64		$10.09		$10.00
Income from Investment Operations:
Net investment income[1]	0.03		0.09		0.20		0.13		0.09
Net realized and unrealized gain (loss) on investments	0.97		(0.30)		(1.06)		1.75		0.11
Total from investment operations	1.00		(0.21)		(0.86)		1.88		0.20

Less Distributions:
From net investment income	(0.02)		(0.14)		(0.15)		(0.22)		(0.11)
From net realized gain	-		-		(0.01)		(0.11)		-
Total distributions	(0.02)		(0.14)		(0.16)		(0.33)		(0.11)

Redemption fee proceeds	-	[2]	-	[2]	-	[2]	-	[2]	-

Net asset value, end of period	$11.25		$10.27		$10.62		$11.64		$10.09

Total return[3]	9.73%	[4]	(1.97)%		(7.41)%		18.72%		1.95%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$79,932		$62,689		$46,659		$15,108		$12,063

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.40%	[5]	1.41%		1.54%		2.51%		3.23%	[5]
After fees waived and expenses absorbed	1.10%	[5,6]	1.10%		1.06%	[6]	0.87%	[6]	0.90%	[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.20%	[5]	0.56%		1.24%		(0.44)%		(1.04)%	[5]
After fees waived and expenses absorbed	0.50%	[5]	0.87%		1.72%		1.20%		1.29%	[5]

Portfolio turnover rate	15%	[4]	51%		67%		24%		32%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund. Prior to April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. In addition, the Fund’s advisor agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85%.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	COMMUNICATIONS – 4.3%
18,900	KDDI Corp.	$569,755

	CONSUMER DISCRETIONARY – 9.5%
3,750	Cie Financiere Richemont S.A.	217,934
25,500	Compass Group PLC	482,708
20,700	Marui Group Co., Ltd.	275,024
101,600	Samsonite International S.A.	280,909
		1,256,575
	CONSUMER STAPLES – 21.2%
11,500	Diageo PLC	319,419
142,000	Grupo Bimbo S.A.B. de C.V.	444,425
5,400	Heineken N.V.	496,014
9,400	Mondelez International, Inc. - Class A	427,794
3,300	Nestle S.A.	253,963
4,800	Reckitt Benckiser Group PLC	478,594
8,700	Unilever N.V.	404,635
		2,824,844
	ENERGY – 6.3%
17,900	Cameco Corp.	196,595
4,450	Schlumberger Ltd.	351,906
6,050	TOTAL S.A.	291,254
		839,755
	FINANCIALS – 14.5%
35,000	Banco Bilbao Vizcaya Argentaria S.A.	196,693
11,700	Brookfield Asset Management, Inc. - Class A	387,042
27,800	DBS Group Holdings Ltd.	325,238
10,800	Erste Group Bank A.G.	243,422
22,300	ORIX Corp.	282,462
159,000	Shinsei Bank Ltd.	227,880
21,100	UBS Group A.G. *	271,610
		1,934,347
	HEALTH CARE – 8.8%
24,200	Astellas Pharma, Inc.	374,958
4,600	Medtronic PLC	399,142
4,900	Novartis A.G.	402,186
		1,176,286
	INDUSTRIALS – 15.5%
16,800	Assa Abloy A.B. - Class B	341,731

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
21,700	Experian PLC	$407,886
22,400	Kubota Corp.	296,635
5,200	Nidec Corp.	388,848
8,700	Sensata Technologies Holding N.V.*	303,543
3,200	Siemens A.G.	326,037
		2,064,680
	MATERIALS – 5.0%
3,750	BASF S.E.	285,651
45,000	Toray Industries, Inc.	378,860
		664,511
	TECHNOLOGY – 7.2%
4,650	Accenture PLC - Class A	526,798
5,600	Dassault Systemes	424,335
		951,133
	UTILITIES – 5.1%
29,400	AES Corp.	366,912
21,000	National Grid PLC	306,390
		673,302
	TOTAL COMMON STOCKS (Cost $12,944,297)	12,955,188

	SHORT-TERM INVESTMENTS – 3.5%
464,305	Federated Prime Obligations Fund - Institutional Shares, 0.416%[1]	464,305

	TOTAL SHORT-TERM INVESTMENTS (Cost $464,305)	464,305

	TOTAL INVESTMENTS – 100.9% (Cost $13,408,602)	13,419,493
	Liabilities in Excess of Other Assets – (0.9)%	(117,413)

	TOTAL NET ASSETS – 100.0%	$13,302,080

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	21.2%
Industrials	15.5%
Financials	14.5%
Consumer Discretionary	9.5%
Health Care	8.8%
Technology	7.2%
Energy	6.3%
Utilities	5.1%
Materials	5.0%
Communications	4.3%
Total Common Stocks	97.4%
Short-Term Investments	3.5%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $13,408,602)	$13,419,493
Cash	62
Receivables:
Dividends and interest	48,401
Prepaid expenses	9,430
Total assets	13,477,386

Liabilities:
Payables:
Fund shares redeemed	112,891
Offering costs - Advisor	18,561
Auditing fees	8,974
Fund accounting fees	8,437
Fund administration fees	6,300
Transfer agent fees and expenses	4,599
Custody fees	3,805
Chief Compliance Officer fees	786
Trustees' fees and expenses	192
Accrued other expenses	10,761
Total liabilities	175,306

Net Assets	$13,302,080

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,892,045
Accumulated net investment income	120,434
Accumulated net realized loss on investments and foreign currency transactions	(720,173)
Net unrealized appreciation (depreciation) on:
Investments	10,891
Foreign currency translations	(1,117)
Net Assets	$13,302,080

Class I:
Shares of beneficial interest issued and outstanding	1,462,742
Net asset value per share	$9.09

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $19,821)	$207,932
Interest	1,101
Total investment income	209,033

Expenses:
Advisory fees	56,548
Fund accounting fees	19,862
Fund administration fees	18,569
Transfer agent fees and expenses	12,718
Custody fees	11,072
Registration fees	10,348
Auditing fees	9,989
Legal fees	5,987
Shareholder servicing fees (Note 7)	3,603
Trustees' fees and expenses	3,292
Chief Compliance Officer fees	2,492
Miscellaneous	1,888
Shareholder reporting fees	1,762
Insurance fees	599
Total expenses	158,729
Advisory fees waived	(56,548)
Other expenses absorbed	(24,428)
Net expenses	77,753
Net investment income	131,280

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(317,527)
Foreign currency transactions	1,179
Net realized loss	(316,348)
Net change in unrealized appreciation/depreciation on:
Investments	421,170
Foreign currency translations	(813)
Net change in unrealized appreciation/depreciation	420,357
Net realized and unrealized gain on investments and foreign currency	104,009

Net Increase in Net Assets from Operations	$235,289

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$131,280	$59,802
Net realized loss on investments and foreign currency transactions	(316,348)	(407,165)
Net change in unrealized appreciation/depreciation on investments	420,357	(253,462)
Net increase (decrease) in net assets resulting from operations	235,289	(600,825)

Distributions to Shareholders:
From net investment income	-	(69,543)
Total distributions to shareholders	-	(69,543)

Capital Transactions:
Class I:
Net proceeds from shares sold	4,107,526	14,373,585
Reinvestment of distributions	-	69,544
Cost of shares redeemed	(3,129,540)	(3,301,945)
Net increase in net assets from capital transactions	977,986	11,141,184

Total increase in net assets	1,213,275	10,470,816

Net Assets:
Beginning of period	12,088,805	1,617,989
End of period	$13,302,080	$12,088,805

Accumulated net investment income (loss)	$120,434	$(10,846)

Capital Share Transactions:
Class I:
Shares sold	485,375	1,502,219
Shares reinvested	-	7,744
Shares redeemed	(344,294)	(364,725)
Net increase in capital share transactions	141,081	1,145,238

[1]	Net of redemption fee proceeds of $0 and $1,411, respectively.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Period March 31, 2014* through December 31, 2014
Net asset value, beginning of period	$9.15		$9.17	$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.09	0.10
Net realized and unrealized loss on investments and foreign currency	(0.14)		(0.07)	(0.87)
Total from investment operations	(0.06)		0.02	(0.77)

Less Distributions:
From net investment income	-		(0.04)	(0.06)

Net asset value, end of period	$9.09		$9.15	$9.17

Total return[2]	(0.66)%	[3]	0.25%	(7.67)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,302		$12,089	$1,618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%	[4]	4.22%	20.20%	[4]
After fees waived and expenses absorbed	1.10%	[4]	1.10%	1.10%	[4]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.71%	[4]	(2.13)%	(17.79)%	[4]
After fees waived and expenses absorbed	1.86%	[4]	0.99%	1.31%	[4]

Portfolio turnover rate	30%	[3]	86%	5%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 38.7%
	CONSUMER DISCRETIONARY – 14.3%
$250,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	$250,235
123,429	Federal-Mogul Holdings Corp. 4.750%, 4/15/2021[1,2]	114,982
246,241	Midas Intermediate Holdco II LLC 4.500%, 8/18/2021[1,2]	245,933
246,851	Nord Anglia Education Finance LLC 4.000%, 3/31/2021[1,2]	246,081
49,500	PetSmart, Inc. 4.250%, 3/11/2022[1,2]	49,358
99,250	TI Group Automotive Systems LLC 4.500%, 6/30/2022[1,2]	97,513
213,925	USAGM HoldCo LLC 4.750%, 7/28/2022[1,2]	206,972
		1,211,074
	CONSUMER STAPLES – 2.9%
246,249	NVA Holdings, Inc. 3.750%, 8/14/2021[1,2]	245,634

	FINANCIALS – 0.5%
38,730	Astro AB Borrower, Inc. 5.500%, 4/30/2022[1,2]	38,355

	HEALTH CARE – 5.3%
228,442	Carestream Health, Inc. 5.000%, 6/7/2019[1,2]	219,304
246,859	Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/2021[1,2]	234,312
		453,616
	INDUSTRIALS – 3.7%
98,750	Dynacast International LLC 4.500%, 1/28/2022[1,2]	98,565
217,197	Hilex Poly Co. LLC 6.000%, 12/5/2021[1,2]	218,065
		316,630
	MATERIALS – 5.2%
246,873	Ineos U.S. Finance LLC 4.250%, 3/31/2022[1,2]	242,923
198,000	Royal Holdings, Inc. 4.500%, 6/20/2022[1,2]	196,845
		439,768

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
	TECHNOLOGY – 6.8%
$123,118	Aricent Technologies 5.500%, 4/14/2021[1,2,3]	$110,653
109,450	Blue Coat Systems, Inc. 4.500%, 5/20/2022[1,2]	109,450
24,813	Informatica Corp. 4.500%, 8/5/2022[1,2]	24,210
236,588	Presidio, Inc. 5.250%, 2/2/2022[1,2]	233,276
99,000	ViaWest, Inc. 4.500%, 3/30/2022[1,2]	98,175
		575,764
	TOTAL BANK LOANS (Cost $3,334,223)	3,280,841

	CORPORATE BONDS – 58.2%
	COMMUNICATIONS – 7.4%
93,000	AT&T, Inc. 5.650%, 2/15/2047[1]	106,505
60,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 1/15/2024[1]	63,144
62,000	DISH DBS Corp. 5.875%, 7/15/2022	60,295
65,000	EarthLink Holdings Corp. 7.375%, 6/1/2020[1]	67,600
80,000	Equinix, Inc. 5.375%, 1/1/2022[1]	82,600
47,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[1]	47,470
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	73,125
74,000	Sprint Capital Corp. 6.900%, 5/1/2019	70,670
52,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[1]	53,820
		625,229
	CONSUMER DISCRETIONARY – 14.9%
40,000	ADT Corp. 6.250%, 10/15/2021	42,500
49,000	Allegiant Travel Co. 5.500%, 7/15/2019	50,103
54,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[1]	53,190
80,000	Boyd Gaming Corp. 6.875%, 5/15/2023[1]	85,200

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$45,000	Dana Holding Corp. 5.500%, 12/15/2024[1]	$42,750
100,000	General Motors Co. 6.750%, 4/1/2046[1]	118,618
75,000	Goodyear Tire & Rubber Co. 5.125%, 11/15/2023[1]	77,437
50,000	Griffon Corp. 5.250%, 3/1/2022[1]	49,375
65,000	Hertz Corp. 6.250%, 10/15/2022[1]	66,950
80,000	Meritage Homes Corp. 7.150%, 4/15/2020	85,800
50,000	MGM Resorts International 8.625%, 2/1/2019	56,150
46,000	Penn National Gaming, Inc. 5.875%, 11/1/2021[1]	46,805
135,000	PHH Corp. 7.375%, 9/1/2019	133,312
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	88,250
63,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	61,740
100,000	Scientific Games International, Inc. 6.250%, 9/1/2020[1]	63,250
37,000	Sonic Automotive, Inc. 7.000%, 7/15/2022[1]	39,035
50,000	U.S. Airways Group, Inc. 6.125%, 6/1/2018	51,500
51,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1]	54,443
		1,266,408
	CONSUMER STAPLES – 1.5%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	65,620
55,000	Spectrum Brands, Inc. 6.625%, 11/15/2022[1]	58,369
		123,989
	ENERGY – 9.1%
50,000	Antero Resources Corp. 5.125%, 12/1/2022[1]	48,000
90,000	Boardwalk Pipelines LP 5.950%, 6/1/2026[1]	94,537

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$90,000	Chevron Corp. 2.566%, 5/16/2023[1]	$91,917
63,000	Concho Resources, Inc. 6.500%, 1/15/2022[1]	64,496
48,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.125%, 3/1/2022[1]	44,400
100,000	Energy Transfer Partners LP 4.050%, 3/15/2025[1]	98,134
70,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,2]	73,779
75,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000%, 5/15/2023[1]	70,125
45,000	ONEOK, Inc. 4.250%, 2/1/2022[1]	41,400
90,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[1,3]	102,780
40,000	WPX Energy, Inc. 7.500%, 8/1/2020[1]	39,925
		769,493
	FINANCIALS – 13.6%
	Air Lease Corp.
50,000	2.125%, 1/15/2018	49,750
80,000	3.375%, 6/1/2021[1]	81,998
25,000	3.750%, 2/1/2022[1]	25,609
70,000	Aircastle Ltd. 5.500%, 2/15/2022[3]	72,800
45,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	44,719
100,000	CBRE Services, Inc. 5.000%, 3/15/2023[1]	103,528
75,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	72,469
55,000	DDR Corp. 3.375%, 5/15/2023[1]	54,751
75,000	DuPont Fabros Technology LP 5.875%, 9/15/2021[1]	78,656
70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	74,900
85,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[1]	83,087
75,000	Morgan Stanley 4.875%, 11/1/2022	82,129

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$68,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	$58,140
100,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1]	93,000
90,000	Prudential Financial, Inc. 8.875%, 6/15/2038[1,2]	99,000
80,000	Vereit Operating Partnership LP 3.000%, 2/6/2019[1]	80,100
		1,154,636
	HEALTH CARE – 2.6%
85,000	Aetna, Inc. 2.800%, 6/15/2023[1]	86,828
50,000	ExamWorks Group, Inc. 5.625%, 4/15/2023[1]	55,500
81,000	HealthSouth Corp. 5.750%, 11/1/2024[1]	81,324
		223,652
	INDUSTRIALS – 1.3%
62,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	62,620
50,000	Orbital ATK, Inc. 5.250%, 10/1/2021[1]	52,189
		114,809
	MATERIALS – 2.0%
70,000	Huntsman International LLC 4.875%, 11/15/2020[1]	70,350
100,000	Mercer International, Inc. 7.750%, 12/1/2022[1]	100,000
		170,350
	TECHNOLOGY – 4.3%
52,000	CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/2022[1]	54,080
147,000	Dell, Inc. 4.625%, 4/1/2021	146,816
75,000	Lam Research Corp. 3.900%, 6/15/2026[1]	78,959
80,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1]	84,800
		364,655

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 1.5%
$39,000	Calpine Corp. 5.375%, 1/15/2023[1]	$38,025
90,000	South Carolina Electric & Gas Co. 4.500%, 6/1/2064[1]	93,066
		131,091
	TOTAL CORPORATE BONDS (Cost $4,927,517)	4,944,312

Number of Shares

	SHORT-TERM INVESTMENTS – 2.7%
232,457	Federated Prime Obligations Fund - Institutional Shares, 0.416%[4]	232,457

	TOTAL SHORT-TERM INVESTMENTS (Cost $232,457)	232,457

	TOTAL INVESTMENTS – 99.6% (Cost $8,494,197)	8,457,610
	Other Assets in Excess of Liabilities – 0.4%	30,766

	TOTAL NET ASSETS – 100.0%	$8,488,376

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Consumer Discretionary	14.3%
Technology	6.8%
Health Care	5.3%
Materials	5.2%
Industrials	3.7%
Consumer Staples	2.9%
Financials	0.5%
Total Bank Loans	38.7%
Corporate Bonds
Consumer Discretionary	14.9%
Financials	13.6%
Energy	9.1%
Communications	7.4%
Technology	4.3%
Health Care	2.6%
Materials	2.0%
Utilities	1.5%
Consumer Staples	1.5%
Industrials	1.3%
Total Corporate Bonds	58.2%
Short-Term Investments	2.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $8,494,197)	$8,457,610
Cash	5,842
Receivables:
Investment securities sold	663
Dividends and interest	89,168
Prepaid expenses	10,909
Total assets	8,564,192

Liabilities:
Payables:
Offering costs - Advisor	8,422
Fund accounting fees	21,974
Auditing fees	8,691
Transfer agent fees and expenses	7,920
Custody fees	7,897
Fund administration fees	7,367
Legal fees	6,070
Trustees' fees and expenses	2,904
Chief Compliance Officer fees	933
Accrued other expenses	3,638
Total liabilities	75,816

Net Assets	$8,488,376

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$9,021,000
Accumulated net investment income	66
Accumulated net realized loss on investments	(496,103)
Net unrealized depreciation on investments	(36,587)
Net Assets	$8,488,376

Class I:
Number of shares issued and outstanding	875,016
Net asset value per share	$9.70

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30,2016 (Unaudited)

Investment Income:
Interest	$226,413
Total investment income	226,413

Expenses:
Fund accounting fees	44,683
Fund administration fees	20,334
Advisory fees	19,697
Transfer agent fees and expenses	14,853
Auditing fees	12,995
Registration fees	11,621
Legal fees	7,804
Custody fees	6,343
Miscellaneous	2,670
Chief Compliance Officer fees	2,515
Trustees' fees and expenses	1,813
Shareholder reporting fees	1,313
Insurance fees	599
Total expenses	147,240
Advisory fees waived	(19,697)
Other expenses absorbed	(101,559)
Net expenses	25,984
Net investment income	200,429

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(268,046)
Net change in unrealized appreciation/depreciation on investments	573,878
Net realized and unrealized gain on investments	305,832

Net Increase in Net Assets from Operations	$506,261

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$200,429	$407,224
Net realized loss on investments	(268,046)	(226,704)
Net change in unrealized appreciation/depreciation
on investments	573,878	(610,465)
Net increase (decrease) in net assets resulting from operations	506,261	(429,945)

Distributions to Shareholders:
From net investment income	(201,145)	(410,316)
Total distributions to shareholders	(201,145)	(410,316)

Capital Transactions:
Class I:
Net proceeds from shares sold	28,607	11,181,358
Reinvestment of distributions	201,145	409,788
Cost of shares redeemed	(351,079)	(2,696,298)
Net increase (decrease) in net assets from capital transactions	(121,327)	8,894,848

Total increase in net assets	183,789	8,054,587

Net Assets:
Beginning of period	8,304,587	250,000
End of period	$8,488,376	$8,304,587

Accumulated net investment income	$66	$782

Capital Share Transactions:
Class I:
Shares sold	2,997	1,102,413
Shares reinvested	21,201	41,614
Shares redeemed	(36,306)	(281,903)
Net increase (decrease) in capital share transactions	(12,108)	862,124

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Period Ended December 31, 2014*

Net asset value, beginning of period	$9.36		$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.23		0.45	-
Net realized and unrealized gain (loss) on investments	0.34		(0.69)	-
Total from investment operations	0.57		(0.24)	-
Less Distributions:
From net investment income	(0.23)		(0.40)	-

Net asset value, end of period	$9.70		$9.36	$10.00

Total return[2]	6.14%	[3]	(2.49)%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,488		$8,305	$250

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.51%	[4]	3.11%	-%
After fees waived and expenses absorbed	0.62%	[4]	0.62%	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.89%	[4]	2.01%	-%
After fees waived and expenses absorbed	4.78%	[4]	4.50%	-%
Portfolio turnover rate	36%	[3]	88%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	CONSUMER DISCRETIONARY – 9.2%
3,710	1-800-Flowers.com, Inc. - Class A*	$33,464
1,657	Bravo Brio Restaurant Group, Inc.*	13,571
466	Carter's, Inc.	49,615
715	DSW, Inc. - Class A	15,143
404	John Wiley & Sons, Inc. - Class A	21,081
973	Metaldyne Performance Group, Inc.	13,379
1,805	Pier 1 Imports, Inc.	9,278
656	Popeyes Louisiana Kitchen, Inc.*	35,844
1,257	World Wrestling Entertainment, Inc. - Class A	23,141
		214,516
	CONSUMER STAPLES – 2.1%
1,163	Chefs' Warehouse, Inc.*	18,608
289	Herbalife Ltd.*1	16,915
306	Nu Skin Enterprises, Inc. - Class A	14,134
		49,657
	ENERGY – 2.5%
3,023	Ardmore Shipping Corp.[1]	20,466
501	Oceaneering International, Inc.	14,960
2,586	Ring Energy, Inc.*	22,808
		58,234
	FINANCIALS – 20.0%
1,154	American Equity Investment Life Holding Co.	16,444
1,591	Bancorp, Inc.*	9,578
701	Berkshire Hills Bancorp, Inc.	18,871
442	Cardinal Financial Corp.	9,697
294	Columbia Banking System, Inc.	8,250
1,566	Customers Bancorp, Inc.*	39,354
936	First Financial Bancorp	18,205
534	First Foundation, Inc.*	11,481
780	Great Western Bancorp, Inc.	24,601
2,104	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	45,446
115	MarketAxess Holdings, Inc.	16,721
1,609	National Bank Holdings Corp. - Class A	32,759
626	Opus Bank	21,159
504	PacWest Bancorp	20,049
727	PrivateBancorp, Inc.	32,010
860	QTS Realty Trust, Inc. - Class A - REIT	48,143
975	Solar Capital Ltd.	18,574
969	STAG Industrial, Inc. - REIT	23,072
1,442	Stonegate Mortgage Corp.*	4,845

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,011	Talmer Bancorp, Inc.	$19,381
126	Texas Capital Bancshares, Inc.*	5,892
1,256	Umpqua Holdings Corp.	19,430
		463,962
	HEALTH CARE – 14.3%
612	Amsurg Corp.*	47,454
215	Charles River Laboratories International, Inc.*	17,725
191	Chemed Corp.	26,035
1,530	Cross Country Healthcare, Inc.*	21,298
339	Cynosure, Inc. - Class A*	16,491
513	MEDNAX, Inc.*	37,156
1,890	Merit Medical Systems, Inc.*	37,479
700	PAREXEL International Corp.*	44,016
476	Prestige Brands Holdings, Inc.*	26,370
810	Providence Service Corp.*	36,353
1,178	Quidel Corp.*	21,039
		331,416
	INDUSTRIALS – 22.4%
797	AerCap Holdings N.V.*1	26,771
351	Albany International Corp. - Class A	14,015
720	Altra Industrial Motion Corp.	19,426
339	American Science & Engineering, Inc.	12,682
913	ArcBest Corp.	14,836
312	AZZ, Inc.	18,714
737	Barnes Group, Inc.	24,409
1,244	CAI International, Inc.*	9,330
2,726	Capital Product Partners LP1	8,124
1,596	Casella Waste Systems, Inc. - Class A*	12,529
1,082	Columbus McKinnon Corp.	15,310
3,289	Commercial Vehicle Group, Inc.*	17,103
1,471	DigitalGlobe, Inc.*	31,465
470	Dycom Industries, Inc.*	42,187
326	Genesee & Wyoming, Inc. - Class A*	19,218
3,331	InnerWorkings, Inc.*	27,547
659	Matthews International Corp.	36,667
1,107	Mercury Systems, Inc.*	27,520
1,372	On Assignment, Inc.*	50,695
406	Orbital ATK, Inc.	34,567
477	Titan Machinery, Inc.*	5,319
2,336	Wabash National Corp.*	29,667

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
308	Wabtec Corp.	$21,631
		519,732
	MATERIALS – 3.0%
1,279	Alamos Gold, Inc.[1]	10,999
898	Kraton Performance Polymers, Inc.*	25,081
1,351	Multi Packaging Solutions International Ltd.*1	18,036
275	Silgan Holdings, Inc.	14,152
		68,268
	TECHNOLOGY – 19.4%
871	ACI Worldwide, Inc.*	16,993
660	Advanced Energy Industries, Inc.*	25,054
764	Aspen Technology, Inc.*	30,743
507	Belden, Inc.	30,608
666	Benchmark Electronics, Inc.*	14,086
1,257	Bottomline Technologies, Inc.*	27,063
773	CalAmp Corp.*	11,448
930	Electronics For Imaging, Inc.*	40,027
625	Euronet Worldwide, Inc.*	43,244
176	Gartner, Inc.*	17,144
496	Insight Enterprises, Inc.*	12,896
562	Itron, Inc.*	24,222
1,251	Knowles Corp.*	17,114
690	Liquidity Services, Inc.*	5,410
1,024	Microsemi Corp.*	33,464
1,708	Novanta, Inc.*1	25,876
519	Rogers Corp.*	31,711
636	Rovi Corp.*	9,947
1,045	SP Plus Corp.*	23,596
575	VeriFone Systems, Inc.*	10,661
		451,307
	UTILITIES – 4.2%
380	AGL Resources, Inc.	25,069
613	ALLETE, Inc.	39,618
981	Empire District Electric Co.	33,324
		98,011
	TOTAL COMMON STOCKS (Cost $2,262,951)	2,255,103

	EXCHANGE-TRADED FUNDS – 2.4%
277	iShares Russell 2000 ETF	31,847

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
240	iShares Russell 2000 Value ETF	$23,352

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,802)	55,199

	SHORT-TERM INVESTMENTS – 4.1%
94,867	Federated Prime Obligations Fund - Institutional Shares, 0.416%[2]	94,867

	TOTAL SHORT-TERM INVESTMENTS (Cost $94,867)	94,867

	TOTAL INVESTMENTS – 103.6% (Cost $2,412,620)	2,405,169
	Liabilities in Excess of Other Assets – (3.6)%	(83,170)

	TOTAL NET ASSETS – 100.0%	$2,321,999

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	22.4%
Financials	20.0%
Technology	19.4%
Health Care	14.3%
Consumer Discretionary	9.2%
Utilities	4.2%
Materials	3.0%
Energy	2.5%
Consumer Staples	2.1%
Total Common Stocks	97.1%
Exchange-Traded Funds	2.4%
Short-Term Investments	4.1%
Total Investments	103.6%
Liabilities in Excess of Other Assets	(3.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $2,412,620)	$2,405,169
Receivables:
Dividends and interest	1,293
Prepaid expenses	12,286
Prepaid offering costs	7,702
Total assets	2,426,450

Liabilities:
Payables:
Investment securities purchased	16,584
Shareholder servicing fees (Note 7)	1,450
Auditing fees	17,725
Transfer agent fees and expenses	12,544
Offering costs - Advisor	11,727
Offering costs - Related Parties	10,084
Fund accounting fees	8,793
Custody fees	7,198
Fund administration fees	6,579
Chief Compliance Officer fees	1,402
Trustees' fees and expenses	348
Accrued other expenses	10,017
Total liabilities	104,451

Net Assets	$2,321,999

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,331,836
Accumulated net investment loss	(101)
Accumulated net realized loss on investments	(2,285)
Net unrealized depreciation on investments	(7,451)
Net Assets	$2,321,999

Class I:
Shares of beneficial interest issued and outstanding	235,987
Net asset value per share	$9.84

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1)	$9,356
Interest	192
Total investment income	9,548

Expenses:
Fund administration fees	19,951
Auditing fees	18,967
Fund accounting fees	17,465
Transfer agent fees and expenses	15,850
Registration fees	13,816
Custody fees	13,411
Offering costs	11,683
Legal fees	7,987
Advisory fees	7,217
Shareholder reporting fees	4,262
Trustees' fees and expenses	3,492
Miscellaneous	3,370
Chief Compliance Officer fees	2,743
Shareholder servicing fees (Note 7)	1,274
Insurance fees	599
Total expenses	142,087
Advisory fees waived	(7,217)
Other expenses absorbed	(125,101)
Net expenses	9,769
Net investment loss	(221)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(3,090)
Net change in unrealized appreciation/depreciation on investments	49,393
Net realized and unrealized gain on investments	46,303

Net Increase in Net Assets from Operations	$46,082

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period October 30, 2015* through December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(221)	$1,038
Net realized gain (loss) on investments	(3,090)	244
Net change in unrealized appreciation/depreciation on investments	49,393	(56,844)
Net increase (decrease) in net assets resulting from operations	46,082	(55,562)

Distributions to Shareholders:
From net investment income	-	(1,077)
Total distributions to shareholders	-	(1,077)

Capital Transactions:
Net proceeds from shares sold	813,831	1,624,259
Reinvestment of distributions	-	1,077
Cost of shares redeemed[1]	(106,611)	-
Net increase in net assets from capital transactions	707,220	1,625,336

Total increase in net assets	753,302	1,568,695

Net Assets:
Beginning of period	1,568,697	-
End of period	$2,321,999	$1,568,697

Accumulated net investment income (loss)	$(101)	$120

Capital Share Transactions:
Shares sold	83,834	162,510
Shares reinvested	-	112
Shares redeemed	(10,469)	-
Net increase in capital share transactions	73,365	162,622

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $32 and $0, respectively.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period October 30, 2015* through December 31, 2015
Net asset value, beginning of period	$9.65		$10.00
Income from Investment Operations:
Net investment income[1]	-		0.01
Net realized and unrealized gain (loss) on investments	0.19		(0.35)
Total from investment operations	0.19		(0.34)

Less Distributions:
From net investment income	-		(0.01)
Total distributions	-		(0.01)

Redemption fee proceeds	-	[2]	-

Net asset value, end of period	$9.84		$9.65

Total return[3]	1.97%	[4]	(3.43)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,322		$1,569

Ratio of expenses to average net assets (including
dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	16.69%	[5]	19.35%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%	[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(15.57)%	[5]	(17.80)%	[5]
After fees waived and expenses absorbed	(0.03)%	[5]	0.40%	[5]

Portfolio turnover rate	14%	[4]	2%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”) and Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund and the Small Cap Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Small Cap Equity Fund incurred offering costs of approximately $23,160, which are being amortized over a one-year period from October 30, 2015 (commencement of operations).

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(e) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At June 30, 2016, the Saul Global Opportunities Funds had 12 outstanding forward currency contracts sold short.

(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2013-2015, and as of and during the six months ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”). Under the terms of the Agreement, the Saul Global Opportunities Fund, International Equity Fund, Strategic Credit Fund and Small Cap Equity Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90%, 0.80%, 0.47% and 0.85%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.10%, 1.10%, 0.62% and 1.15% of the average daily net assets of the Saul Global Opportunities Fund, International Equity Fund, Strategic Credit Fund and Small Cap Equity Fund, respectively. This agreement is in effect until April 30, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Prior to April 1, 2014 for Saul Global Opportunities Fund, the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses to 1.25% of the Fund’s average daily net assets. In addition, the Fund’s Advisor also agreed to voluntarily waive a portion of its fees and/or absorb other expenses above 0.85% of the average daily net assets of Class I shares of the Fund through March 31, 2014. The Advisor will not seek reimbursement of any advisory fees waived and expenses absorbed during such period.

Prior to February 16, 2015, the Strategic Credit Fund paid a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. Prior to February 16, 2015, the Advisor had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) did not exceed 0.80% of the Fund’s average daily net assets.

For the six months ended June 30, 2016, the Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Saul Global Opportunities Fund	$102,002	$-	$102,002
International Equity Fund	56,548	24,428	80,976
Strategic Credit Fund	19,697	101,559	121,256
Small Cap Equity Fund	7,217	125,101	132,318
	$185,464	$251,088	$436,552

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Small Cap Equity Fund
2017	$127,745	$163,092	$-	$-
2018	189,617	188,666	225,186	45,880
2019	102,002	80,976	121,256	132,318
Total	$419,364	$432,734	$346,442	$178,198

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2016, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Small Cap Equity Fund
Cost of investments	$75,589,008	$13,707,383	$8,494,197	$2,412,863

Gross unrealized appreciation	$9,966,546	$724,350	$113,505	$141,993
Gross unrealized depreciation	(4,728,931)	(1,012,240)	(150,092)	(149,687)

Net unrealized appreciation/depreciation on investments	$5,237,615	$(287,890)	$(36,587)	$(7,694)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Small Cap Equity Fund
Undistributed ordinary income	$244,783	$-	$782	$607
Undistributed long-term capital gains	-	-	-	-
Tax accumulated earnings	244,783	-	782	607

Accumulated capital and other losses	(1,767,822)	(113,369)	(228,057)	-
Net unrealized depreciation on investments	(3,067,859)	(711,581)	(610,465)	(56,526)
Net unrealized depreciation on foreign currency	(588)	(304)	-	-
Total accumulated deficit	$(4,591,486)	$(825,254)	$(837,740)	$(55,919)

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The tax character of the distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	Saul Global Opportunities Fund		International Equity Fund
Distributions paid from:	2015	2014	2015	2014
Ordinary income	$783,280	$671,127	$69,543	$10,341
Net long-term capital gains	-	29,656	-	-
Total distributions paid	$783,280	$700,783	$69,543	$10,341

	Strategic Credit Fund		Small Cap Equity Fund
Distributions paid from:	2015	2014	2015
Ordinary income	$410,316	$-	$1,077
Net long-term capital gains	-	-	-
Total distributions paid	$410,316	$-	$1,077

At December 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Saul Global Opportunities Fund	$1,629,091	$138,731	$1,767,822
International Equity Fund	106,904	-	106,904
Strategic Credit Fund	228,057	-	228,057
Small Cap Equity Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The International Equity Fund has $6,465 in qualified late-year losses, which are deferred until fiscal year 2016 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2016 and the year ended December 31, 2015, redemption fees were as follows:

	June 30, 2016	December 31, 2015
Saul Global Opportunities Fund	$236	$3,065
International Equity Fund	-	1,411
Small Cap Equity Fund	32	-

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 6 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Saul Global Opportunities Fund	$17,534,129	$8,823,959
International Equity Fund	5,213,570	4,251,903
Strategic Credit Fund	3,010,842	3,110,407
Small Cap Equity Fund	991,583	232,910

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Equity Fund and the Small Cap Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For six months ended June 30, 2016, the International Equity Fund and the Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$68,795,135	$-	$-	$68,795,135
Corporate Bonds[2]	-	36,300	-	36,300
Short-Term Investments	11,995,188	-	-	11,995,188
Total Investments	$80,790,323	$36,300	$-	$80,826,623
Other Financial Instruments[3]
Forward Contracts	$-	$283,771	$-	$283,771
Total Assets	$80,790,323	$320,071	$-	$81,110,394

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$505,910	$-	$505,910
Total Liabilities	$-	$505,910	$-	$505,910

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,955,188	$-	$-	$12,955,188
Short-Term Investments	464,305	-	-	464,305
Total Investments	$13,419,493	$-	$-	$13,419,493

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$3,280,841	$-	$3,280,841
Corporate Bonds[2]	-	4,944,312	-	4,944,312
Short-Term Investments	232,457	-	-	232,457
Total Investments	$232,457	$8,225,153	$-	$8,457,610

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,255,103	$-	$-	$2,255,103
Exchange-Traded Funds	55,199	-	-	55,199
Short-Term Investments	94,867	-	-	94,867
Total Investments	$2,405,169	$-	$-	$2,405,169

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[3]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of December 31, 2015, Saul Global Opportunities Fund and International Equity Fund held Level 2 securities as a result of certain foreign markets being closed. At June 30, 2016, those particular foreign markets were open resulting in $17,753,194 and $4,145,243, respectively, transferring out of Level 2 into Level 1.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Saul Global Opportunities Fund invested in forward contracts during the six months ended June 30, 2016.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2016 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Saul Global Opportunities Fund	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Contracts	$283,771	$505,910
Total			$283,771	$505,910

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 for the Saul Global Opportunities Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$(331,282)	$(331,282)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$(405,601)	$(405,601)

The quarterly average volumes of derivative instruments as of June 30, 2016 are as follows:

	Derivatives not designated as hedging instruments	Long Forward Contracts	Short Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	-	12	12

Note 11 –Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aristotle/Saul Global Opportunities Fund and Aristotle International Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on December 8-10, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Aristotle Capital Management, LLC (the “Investment Advisor”) with respect to the Aristotle International Equity Fund (the “International Fund”) and the Aristotle/Saul Global Opportunities Fund (the “Aristotle/Saul Fund”) series of the Trust (the “Funds”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of the Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The International Fund’s return for the one-year period was above the return of the MSCI EAFE Index, but below the median returns of the Peer Group and Foreign Large Blend Fund Universe by 0.56% and 0.32%, respectively. The Fund’s returns for the three-, six-, and nine-month periods were above all of those measures.

•	The Aristotle/Saul Fund’s returns for the one- and three-year periods were below the Peer Group median returns by 6.23% and 2.72%, respectively, below the World Stock Fund Universe median returns by 5.90% and 2.16%, respectively, and below the MSCI All-Country World Index returns by 3.71% and 5.09%, respectively. The Trustees noted the Investment Advisor’s observation that the Fund at times could differ significantly from other funds in the Peer Group and the MSCI Index because the Fund is able and willing to differ from the composition of the benchmark, the Fund has the ability to invest up to 20% of its assets in fixed income securities, the Fund has the ability to invest in precious metals and hold relatively large cash positions, and the Fund has the ability to partially or fully hedge its current exposure, which it had done during the period under review.

Aristotle/Saul Global Opportunities Fund and Aristotle International Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of each Fund. The materials reviewed by the Board indicated the following:

•	The investment advisory fee (gross of fee waivers) for the International Fund was equal to the Peer Group median and slightly above the Fund Universe median by 0.05%. The Fund’s total expenses (net of fee waivers) were slightly above the Peer Group median by 0.01% and above the Fund Universe median by 0.17%. The Trustees noted, however, that the Fund’s average net asset size as of September 30, 2015, was $3 million, which was significantly less than the average asset size of funds in the Peer Group and Fund Universe.

•	The investment advisory fee (gross of fee waivers) for the Aristotle/Saul Fund was above the Peer Group median and the Fund Universe median by 0.10% and 0.15%, respectively. The Fund’s total expenses (net of fee waivers) were above the Peer Group and Fund Universe medians by 0.10% and 0.19%, respectively. The Trustees noted, however, that the Fund’s average net asset size was significantly less than the average asset size of funds in the Peer Group and the Fund Universe.

The Trustees also noted that during the year ended September 30, 2015, the Investment Advisor had waived a significant portion of its advisory fee with respect to the Aristotle/Saul Fund, and had waived its entire advisory fee with respect to the International Fund in addition to subsidizing certain of its operating expenses, because of the Funds’ low asset levels. The Board noted that the fee charged by the Investment Advisor to the Aristotle/Saul Fund was the same as the Investment Advisor’s fee for managing a private fund and the Investment Advisor’s standard fee for separate accounts managed using its Global Opportunities strategy. With respect to the International Fund, the Board noted that the advisory fee was lower than the Investment Advisor’s standard fee schedule for institutional client accounts managed using its International Equity strategy up to the $25 million asset level, but higher than its standard fee schedule above that level. The Board recognized, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement with respect to each Fund is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Funds, noting that the Investment Advisor had realized no profit with respect to either Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Funds, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although there were no advisory fee breakpoints, the asset levels of the Funds were relatively small and were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Funds’ assets grow.

Aristotle/Saul Global Opportunities Fund and Aristotle International Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Aristotle Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Aristotle Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2016 (Unaudited)

Saul Global Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/16	06/30/16	01/01/16-06/30/16
Actual Performance	$ 1,000.00	$ 1,097.30	$ 5.73
Hypothetical (5% annual return before expenses)	1,000.00	1,019.40	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/16	06/30/16	01/01/16-06/30/16
Actual Performance	$ 1,000.00	$ 993.40	$ 5.45
Hypothetical (5% annual return before expenses)	1,000.00	1,019.40	5.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/16	06/30/16	01/01/16-06/30/16
Actual Performance	$ 1,000.00	$ 1,061.40	$ 3.18
Hypothetical (5% annual return before expenses)	1,000.00	1,021.78	3.12

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/16	06/30/16	01/01/16-06/30/16
Actual Performance	$ 1,000.00	$ 1,019.70	$ 5.76
Hypothetical (5% annual return before expenses)	1,000.00	1,019.16	5.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle/Saul Global Opportunities Fund
Aristotle International Equity Fund
Aristotle Strategic Credit Fund
Aristotle Small Cap Equity Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626

Privacy Principles of the Aristotle Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at  www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (888) 661-6691. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Aristotle Funds
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016